Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 12,469	$ 146,221
Restricted cash	568,549	274,557
Accounts and other receivables	51,006	741
Accounts receivable—affiliate	56,739	1,271
Advances to affiliate	42,925	39,836
Inventory	60,520	16,667
Other current assets	16,184	14,182
Total current assets	808,392	493,475
Non-current restricted cash	13,650	13,650
Property, plant and equipment, net	13,788,657	11,931,602
Debt issuance costs, net	103,728	132,091
Non-current derivative assets	11,247	30,304
Other non-current assets	216,919	232,031
Total assets	14,942,593	12,833,153
Current liabilities
Accounts payable	20,333	16,407
Accrued liabilities	387,348	224,292
Current debt, net	1,762,704	1,673,379
Due to affiliates	101,556	115,123
Deferred revenue	26,709	26,669
Deferred revenue—affiliate	717	717
Derivative liabilities	12,707	6,430
Other current liabilities	263	0
Total current liabilities	2,312,337	2,063,017
Long-term debt, net	12,195,743	10,018,325
Non-current deferred revenue	6,500	9,500
Non-current derivative liabilities	16,501	2,884
Other non-current liabilities	167	175
Other non-current liabilities—affiliate	29,083	26,321
Partners’ equity
Common unitholders’ interest (57.1 million units issued and outstanding at September 30, 2016 and December 31, 2015)	149,958	305,747
Class B unitholders’ interest (145.3 million units issued and outstanding at September 30, 2016 and December 31, 2015)	(8,525)	(37,429)
Subordinated unitholders’ interest (135.4 million units issued and outstanding at September 30, 2016 and December 31, 2015)	230,864	428,035
General partner’s interest (2% interest with 6.9 million units issued and outstanding at September 30, 2016 and December 31, 2015)	9,965	16,578
Total partners’ equity	382,262	712,931
Total liabilities and partners’ equity	$ 14,942,593	$ 12,833,153